Property and Equipment, Net	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

	December 31, 2024	June 30, 2024
	US$	US$
Electronic equipment	122,404	122,945
Furniture, fixtures and other equipment	2,033	2,042
Leasehold improvement	10,987	11,035
Property and equipment, cost	135,424	136,022
Less: accumulated depreciation	(126,749)	(124,806)
	8,675	11,216

Depreciation expenses for the six months ended December 31, 2024 and 2023 were approximately $2,534 and $3,384, respectively.

For the six months ended December 31, 2024 and 2023, no impairment loss was recognized for the Group’s property and equipment.